Financial risk management - Capital risk, Liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial risk management [Abstract]
Cash and cash equivalents	$ 1,499,936	$ 2,048,844	$ 800,740	$ 1,334,676
Current financial assets	1,900,000
Total capital	5,500,000
Undrawn borrowing facilities	$ 16,000